SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2024
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life of the assets

Items	Useful life
Motor vehicles	3-5 years
Office equipment and fixtures	2-5 years
Production equipment, including:
Equipment	10 years
Utilities and Facilities	20 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of information about contract costs, net and contract liabilities from contracts with customers

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Contract costs, net	¥49,572,685	¥48,335,817	$6,651,230
Contract liabilities	¥2,748,365	¥1,820,481	$250,507

Schedule of basic and diluted earnings (loss) per share

	For the years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US Dollars
Numerator:
Net income (loss) attributable to Recon Technology, Ltd	¥95,586,795	¥(59,167,301)	¥(49,871,259)	$(6,862,512)

Denominator:
Weighted-average number of ordinary shares outstanding – basic*	1,721,529	2,157,158	5,048,952	5,048,952
Class A Ordinary Shares*	1,612,427	1,880,065	4,654,508	4,654,508
Class B Ordinary Shares**	109,102	277,093	394,444	394,444
Outstanding options/warrants*	585,357	1,115,088	52,407	52,407
Potentially dilutive shares from outstanding options/warrants	—	—	—	—
Weighted-average number of ordinary shares outstanding – diluted*	1,721,529	2,157,158	5,048,952	5,048,952

Earnings (loss) per share – basic and diluted*	¥55.52	¥(27.43)	¥(9.88)	$(1.36)
*	Retrospectively restated for the 1-for-18 reverse stock split on May 1, 2024.
**

The Class B Ordinary Shares were not subjected to reverse stock split, and each Class B Ordinary Share is convertible into one-eighteenth (1/18) of one Class A Ordinary Share at any time by the holder thereof, so the weighted average number of Class B Ordinary Shares is calculated on a one-for-eighteen basis of issued and outstanding Class B Ordinary Shares.